Consolidated Statement of Changes in Equity - COP ($) $ in Millions	Equity attributable to owners of parent [member]	Subscribed and paid-in capital	Additional paid - in capital	Retained earnings [member]	Accumulated other comprehensive income [member]	Non-controlling interest	Total
Balance at Dec. 31, 2019	$ 19,850,567	$ 22,281	$ 8,445,766	$ 10,289,073	$ 1,093,447	$ 13,497,702	$ 33,348,269
Issuance of shares						21	21
Business combination						465,902	465,902
Declared dividends	(1,336,861)			(1,336,861)		(963,721)	(2,300,582)
Equity transactions	25,104		25,104			(126,503)	(101,399)
Preferred shares	(8,628)			(8,628)		(383,244)	(391,872)
Effect of realization of equity instruments	14,728			14,728		22,516	37,244
Other comprehensive income	(231,434)				(231,434)	2,123	(229,311)
Withholding Tax over dividends	(5,699)			(5,699)		(14,632)	(20,331)
Net income	2,349,521			2,349,521		2,282,095	4,631,616
Balance at Dec. 31, 2020	20,657,298	22,281	8,470,870	11,302,134	862,013	14,782,259	35,439,557
Issuance of shares						120	120
Declared dividends	(1,203,175)			(1,203,175)		(870,500)	(2,073,675)
Equity transactions	19,929		19,929			(19,929)
Preferred shares	(14,302)			(14,302)		(310)	(14,612)
Effect of realization of equity instruments	6,738			6,738		3,567	10,305
Other comprehensive income	255,169				255,169	197,590	452,759
Withholding Tax over dividends	(5,740)			(5,740)		(5,569)	(11,309)
Net income	3,297,736			3,297,736		2,370,766	5,668,502
Balance at Dec. 31, 2021	23,013,653	22,281	8,490,799	13,383,391	1,117,182	16,457,994	39,471,647
Issuance of shares	1,083,770	1,463	1,082,307			572,085	1,655,855
Declared dividends in shares	(1,083,770)			(1,083,770)		(572,008)	(1,655,778)
Declared dividends	(119,405)			(119,405)		(550,390)	(669,795)
Equity transactions	(1,732)		(1,732)			(13,359)	(15,091)
Spin Off	(6,638,961)			(6,638,961)		(3,019,613)	(9,658,574)
Effect of realization of equity instruments	(5,188)			(5,188)		(2,312)	(7,500)
Other comprehensive income	(2,263,747)				(2,263,747)	(899,128)	(3,162,875)
Withholding Tax over dividends	(535)			(535)		(4,828)	(5,363)
Net income	2,482,885			2,482,885		2,386,248	4,869,133
Balance at Dec. 31, 2022	$ 16,466,970	$ 23,744	$ 9,571,374	$ 8,018,417	$ (1,146,565)	$ 14,354,689	$ 30,821,659